SCHEDULE OF SECURED DEBENTURES PAYABLE TO RELATED PARTY (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Less debt discount		$ (2,150,067)
Secured debentures, net		849,933	900,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Less debt discount	$ (815,270)	(2,150,067)
Convertible Debt [Member] | Secured Debenture [Member]
Short-Term Debt [Line Items]
YA II PN, Ltd.	900,000	3,000,000
Secured debentures, net	84,730	849,933
Less debt discount	$ (815,270)	(2,150,067)
YAII PN, Ltd. [Member]
Short-Term Debt [Line Items]
YA II PN, Ltd.		$ 3,000,000	$ 900,000